UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6385

Nuveen Ohio Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Ohio Quality Income Municipal Fund (NUO)
	May 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.8% (5.3% of Total Investments)
$ 400	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	A1	$ 444,396
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
7,500	5.125%, 6/01/24	6/17 at 100.00	B–	7,040,250
18,995	5.875%, 6/01/47	6/17 at 100.00	B	17,232,451
200	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/13 at 100.00	BBB+	202,248
	Series 2002, 5.375%, 5/15/33
27,095	Total Consumer Staples			24,919,345
	Education and Civic Organizations – 10.0% (6.8% of Total Investments)
3,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/23 at 100.00	A+	3,250,740
	Children’s Hospital Medical Center, Improvement Series 2013, 5.000%, 11/15/38
	Miami University of Ohio, General Receipts Bonds, Series 2011:
130	5.000%, 9/01/33	No Opt. Call	AA	146,392
1,960	5.000%, 9/01/36	9/21 at 100.00	AA	2,190,574
	Miami University of Ohio, General Receipts Bonds, Series 2012:
480	4.000%, 9/01/32	9/22 at 100.00	AA	494,400
1,000	4.000%, 9/01/33	9/22 at 100.00	AA	1,024,460
3,150	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	3,250,107
	2006, 5.000%, 7/01/41
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series	10/13 at 100.00	AA	1,775,533
	2003, 5.125%, 10/01/24
	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series 2002:
865	5.750%, 5/01/16	11/13 at 100.00	Baa2	867,578
2,650	5.000%, 5/01/22	11/13 at 100.00	Baa2	2,652,862
	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005:
1,150	5.000%, 12/01/24	12/15 at 100.00	Ba2	1,151,334
1,000	5.000%, 12/01/29	12/15 at 100.00	Ba2	979,110
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A	2,648,690
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project,
	Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	138,415
590	5.000%, 11/01/32	5/22 at 100.00	AA	665,213
1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender	12/22 at 100.00	A	1,726,800
	Option Bond Trust 1144, 23.203%, 12/01/43 (IF) (4)
1,575	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/13 at 100.00	Ba2	1,576,843
	2001, 5.500%, 12/01/15
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AA–	1,600,575
	2006, 5.000%, 12/01/44 – NPFG Insured
3,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds,	11/18 at 100.00	A–	3,354,660
	Xavier University 2008C, 5.750%, 5/01/28
950	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series	12/18 at 100.00	A3	1,054,092
	2008A, 5.500%, 12/01/28
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39 (WI/DD,	12/22 at 100.00	Aa3	1,097,030
	Settling 6/05/13)
29,540	Total Education and Civic Organizations			31,645,408
	Health Care – 27.2% (18.5% of Total Investments)
65	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/14 at 100.00	Baa1	66,684
	Bonds, Summa Health System, Series 2004A, 5.500%, 11/15/34 – RAAI Insured
1,950	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	2,151,962
	2010A, 5.250%, 6/01/38
3,500	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	BBB+	3,816,365
6,575	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	6,753,643
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,
	Improvement Series 2009:
250	5.000%, 11/01/34	11/19 at 100.00	Aa2	271,768
2,615	5.250%, 11/01/40	11/19 at 100.00	Aa2	2,886,489
2,470	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	2,626,104
	2005, 5.000%, 11/01/40
250	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	272,745
	5.000%, 11/15/41
4,480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA+	5,295,181
	Trust 11-21B, 9.294%, 11/15/41 (IF) (4)
	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J:
2,455	5.250%, 5/15/16 – FGIC Insured	5/14 at 100.00	A	2,541,244
3,260	5.125%, 5/15/28 – FGIC Insured	5/14 at 100.00	A	3,299,022
3,225	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A2	3,771,734
	2011A, 6.250%, 12/01/34
1,865	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	2,060,266
	Series 2008C, 6.000%, 8/15/43
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA	96,891
40	5.125%, 11/15/40	11/18 at 100.00	AA	43,109
3,965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	4,712,162
	2011A, 6.000%, 11/15/41
1,500	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A2	1,626,540
	Inc., Series 2006, 5.250%, 5/15/21
820	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	892,258
	Project, Refunding Series 2011, 5.250%, 8/01/41
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
3,700	5.000%, 5/01/30	5/14 at 100.00	AA–	3,806,486
2,500	5.000%, 5/01/32	5/14 at 100.00	AA–	2,571,950
6,105	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	6,010,311
	Group Project, Series 2013, 5.000%, 2/15/44
95	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	AA+	104,927
	System Inc., Series 2007A, 5.250%, 1/15/46 – BHAC Insured
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
3,000	5.000%, 1/01/25	1/18 at 100.00	Aa2	3,305,730
240	5.250%, 1/01/33	1/18 at 100.00	Aa2	262,687
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health
	System Project, Series 2010:
1,500	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	1,651,050
1,520	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	1,627,312
1,500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	1,720,905
	Obligated Group, Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 3551:
875	20.128%, 1/01/17 (IF)	No Opt. Call	Aa2	1,147,405
5,350	20.245%, 1/01/33 (IF)	1/19 at 100.00	Aa2	8,501,578
1,640	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	2,606,091
	Obligated Group, Tender Option Bond Trust 3591, 20.403%, 1/01/17 (IF)
2,300	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	2,398,302
	5.250%, 11/15/36
	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
1,425	5.750%, 12/01/28	12/18 at 100.00	A–	1,621,166
1,385	5.750%, 12/01/35 – AGC Insured	12/18 at 100.00	A–	1,562,197
1,000	5.750%, 12/01/35 – AGC Insured	12/18 at 100.00	AA–	1,097,790
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County
	Hospital Project, Series 2012:
635	5.000%, 12/01/37	No Opt. Call	Baa2	660,571
2,670	5.000%, 12/01/42	No Opt. Call	Baa2	2,773,329
76,815	Total Health Care			86,613,954
	Housing/Multifamily – 3.2% (2.2% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	8/13 at 100.00	Aaa	1,387,798
	Series 1994A, 5.950%, 2/20/30
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing	8/15 at 100.00	N/R	1,166,107
	Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 – AMBAC Insured
920	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	5/14 at 100.00	Aaa	930,966
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)
1,600	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aa1	1,730,880
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
1,250	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AA+	1,296,838
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
3,390	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AA+	3,603,740
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
9,710	Total Housing/Multifamily			10,116,329
	Housing/Single Family – 0.1% (0.0% of Total Investments)
190	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities	9/15 at 100.00	Aaa	194,799
	Program, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)
	Industrials – 2.6% (1.8% of Total Investments)
2,055	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/14 at 100.00	BBB+	2,070,926
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
835	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	BBB+	845,730
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
820	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc.,	11/13 at 100.00	BBB+	823,936
	Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)
3,450	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa2	4,431,353
	Series 1992, 6.450%, 12/15/21
1,600	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	224,720
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
8,760	Total Industrials			8,396,665
	Long-Term Care – 1.1% (0.7% of Total Investments)
895	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	986,523
	Services, Improvement Series 2010A, 5.625%, 7/01/26
2,220	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	2,458,250
	Refunding & improvement Series 2010, 6.625%, 4/01/40
3,115	Total Long-Term Care			3,444,773
	Materials – 0.7% (0.4% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,117,560
	4.500%, 12/01/15
	Tax Obligation/General – 29.6% (20.1% of Total Investments)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School	6/18 at 100.00	AA	141,089
	Improvement Series 2008, 5.250%, 12/01/31
	Butler County, Ohio, General Obligation Bonds, Series 2002:
110	5.000%, 12/01/21 – NPFG Insured	12/13 at 100.00	Aa1	112,517
100	5.000%, 12/01/22 – NPFG Insured	12/13 at 100.00	Aa1	102,288
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
1,250	5.000%, 12/01/26 – AMBAC Insured	6/22 at 100.00	AAA	1,467,075
2,790	5.000%, 12/01/28 – AGM Insured	6/22 at 100.00	AAA	3,228,449
1,765	5.000%, 12/01/29 – AGM Insured	6/22 at 100.00	AAA	2,033,351
	Cincinnati, Ohio, General Obligation Bonds, Various Purpose Series 2012A:
1,960	5.000%, 12/01/31	12/20 at 100.00	AA+	2,209,606
875	5.000%, 12/01/32	12/20 at 100.00	AA+	983,316
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AA	1,043,850
	2004, 5.000%, 12/01/15 – AGM Insured
2,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29	12/19 at 100.00	AA	2,180,960
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School	11/21 at 100.00	A1	1,272,947
	Facilities Improvement Series 2011, 5.000%, 11/01/39 – AGM Insured
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
4,310	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	2,619,058
5,835	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	3,379,399
	Franklin County, Ohio, General Obligation Bonds, Series 2007:
3,355	5.000%, 12/01/27	12/17 at 100.00	AAA	3,822,016
1,840	5.000%, 12/01/28	12/17 at 100.00	AAA	2,086,744
2,620	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA+	2,840,630
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	12/19 at 100.00	Aa1	1,522,627
	5.125%, 12/01/36
12,750	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AA–	13,653,210
	AGM Insured
6,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	7,112,519
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
2,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011,	No Opt. Call	Aa1	1,791,158
	0.000%, 12/01/21
	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007:
1,010	5.000%, 12/01/25 – FGIC Insured	12/17 at 100.00	Aa2	1,160,662
775	5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	Aa2	859,297
2,620	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	2,802,195
3,015	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AA–	3,318,249
	2006, 5.000%, 12/01/25 – AGM Insured
4,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	5,445,360
	Series 2007, 5.250%, 12/01/31 – AGM Insured
1,500	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	1,643,415
	5.250%, 12/01/36
1,305	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	Baa1	1,575,448
	5.500%, 12/01/24 – AMBAC Insured
725	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities	6/22 at 100.00	Aa3	800,386
	Construction & Improvement Series 2012, 5.000%, 12/01/36
2,500	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	12/22 at 100.00	AA+	2,489,073
	Refunding School Improvement Series 2013, 4.000%, 12/01/43
3,665	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	Aa3	3,950,284
	5.000%, 12/01/28 – FGIC Insured
2,300	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	2,478,710
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
500	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding	12/15 at 100.00	AA–	546,385
	Series 2005, 5.000%, 12/01/24 – AGM Insured
1,000	Ohio State, General Obligation Highway Capital Improvement Bonds, Series 2012Q, 5.000%, 5/01/28	5/22 at 100.00	AAA	1,168,640
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/18 at 100.00	AA+	555,230
	Bonds, Series 2008, 5.000%, 12/01/36
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	A1	1,601,914
	12/01/22 – FGIC Insured
5,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment,	6/22 at 100.00	Aa2	5,463,700
	Series 2012, 5.000%, 6/01/42
2,250	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation	6/22 at 100.00	AA	2,520,630
	Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	6/13 at 100.00	Aaa	70,324
	1996, 5.950%, 12/01/21
700	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School	6/17 at 100.00	Aa2	783,230
	Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured
1,000	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	6/19 at 100.00	Aa2	1,086,460
	School Improvement Series 2009, 5.125%, 12/01/37
90,365	Total Tax Obligation/General			93,922,401
	Tax Obligation/Limited – 26.4% (18.0% of Total Investments)
125	Cincinnati City School District, Ohio, Certificates of Participation, Series 2006, 5.000%,	12/16 at 100.00	Aa2	137,019
	12/15/32 – AGM Insured
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges and Roadways Improvements, Subordinate
	Lien Series 2013A-2:
1,315	5.000%, 10/01/27	10/23 at 100.00	AA	1,527,780
1,520	5.000%, 10/01/30	10/23 at 100.00	AA	1,741,038
1,600	5.000%, 10/01/31	10/23 at 100.00	AA	1,820,672
6,750	Cuyahoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical	12/20 at 100.00	AA	7,586,393
	Mart- Convention Center Project, Series 2010F, 5.000%, 12/01/27
300	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	330,447
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
5,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue	12/15 at 100.00	Aaa	5,418,600
	Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
2,490	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	2,705,883
1,055	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,136,931
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement
	Bonds, Refunding Series 2012:
1,010	5.250%, 12/01/27	12/21 at 100.00	AAA	1,178,216
1,090	5.250%, 12/01/28	12/21 at 100.00	AAA	1,265,261
760	5.250%, 12/01/30	12/21 at 100.00	AAA	877,899
600	5.000%, 12/01/31	12/21 at 100.00	AAA	671,526
	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
1,085	5.000%, 12/01/18 – FGIC Insured	6/14 at 100.00	A+	1,128,693
1,415	5.000%, 12/01/21 – FGIC Insured	6/14 at 100.00	A+	1,470,525
7,250	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 –	12/16 at 100.00	A+	7,841,673
	AMBAC Insured
5,565	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 –	No Opt. Call	AA–	2,964,364
	AGM Insured
5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	5,491,400
1,750	Hudson City School District, Ohio, Certificates of Participation, Series 2012, 4.000%, 6/01/34 –	6/22 at 100.00	Aa3	1,749,755
	NPFG Insured
11,500	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tax Exempt	1/23 at 100.00	AA	12,565,590
	Series 2013A, 5.000%, 1/01/38 (UB) (4)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
1,250	17.437%, 1/01/38 (IF) (4)	1/23 at 100.00	AA	1,713,300
875	17.437%, 1/01/38 (IF) (4)	1/23 at 100.00	AA	1,199,310
175	17.370%, 1/01/38 (IF) (4)	1/23 at 100.00	AA	239,603
1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	10/22 at 100.00	A1	1,153,570
	2012C, 5.000%, 10/01/24
32,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	9,726,925
	2009A, 0.000%, 8/01/34
18,900	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	5,293,134
	2010A, 0.000%, 8/01/35
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A:
1,645	5.000%, 12/01/23	12/22 at 100.00	AA+	1,936,527
1,200	5.000%, 12/01/24	12/22 at 100.00	AA+	1,400,256
	Vermilion Local School District, East and Lorain Counties, Ohio, Certificates of
	Participation, Series 2012:
765	5.000%, 12/01/24	No Opt. Call	Aa3	884,294
805	5.000%, 12/01/25	12/20 at 100.00	Aa3	922,200
116,295	Total Tax Obligation/Limited			84,078,784
	Transportation – 3.0% (2.0% of Total Investments)
1,500	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA–	1,664,940
3,475	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	A–	3,512,982
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
3,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	4,262,095
8,525	Total Transportation			9,440,017
	U.S. Guaranteed – 23.1% (15.7% of Total Investments) (6)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,235	5.000%, 12/01/21 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aa1 (6)	1,264,455
1,100	5.000%, 12/01/22 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aa1 (6)	1,126,235
3,000	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1 (6)	3,275,670
	2005, 5.000%, 12/01/30 (Pre-refunded 6/01/15) – AGM Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15	6/14 at 100.00	AAA	1,047,620
	(Pre-refunded 6/01/14) – AMBAC Insured
2,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AA (6)	2,094,680
	2004, 5.000%, 12/01/22 (Pre-refunded 6/01/14) – AGM Insured
605	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA (6)	652,220
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – AGM Insured
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25	6/14 at 100.00	N/R (6)	1,444,073
	(Pre-refunded 6/01/14) – AMBAC Insured
2,300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+ (6)	2,462,334
	(Pre-refunded12/01/14)
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
1,580	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (6)	1,587,616
1,520	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (6)	1,527,326
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	A– (6)	1,070,580
	12/01/14 – SYNCORA GTY Insured (ETM)
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 (Pre-refunded 6/01/14) –	6/14 at 100.00	Aa2 (6)	1,049,840
	AMBAC Insured
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation	12/13 at 100.00	AAA	1,024,090
	Bonds, Series 2003, 5.000%, 12/01/22 (Pre-refunded 12/01/13) – AGM Insured
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa2 (6)	1,304,809
	2005, 5.000%, 12/01/24 (Pre-refunded 6/01/15) – NPFG Insured
1,850	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	Aa1 (6)	2,057,385
	Construction, Series 2005, 5.000%, 12/01/26 (Pre-refunded 12/01/15) – NPFG Insured
3,000	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	Aa1 (6)	3,449,910
	5.000%, 12/01/25 (Pre-refunded 12/01/16) – NPFG Insured
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%, 6/01/26	6/14 at 100.00	Aa3 (6)	1,047,030
	(Pre-refunded 6/01/14) – NPFG Insured
1,000	Marysville Exempted Village School District, Ohio, Certificates of Participation, School	6/15 at 100.00	N/R (6)	1,097,710
	Facilities Project, Series 2005, 5.250%, 12/01/21 (Pre-refunded 6/01/15) – NPFG Insured
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Series	6/17 at 100.00	Aaa	1,167,140
	2007, 5.000%, 12/01/31 (Pre-refunded 6/01/17)
1,760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (6)	1,802,064
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
1,920	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3 (6)	2,085,274
	(Pre-refunded 11/15/14)
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004:
480	5.000%, 11/01/21 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (6)	511,762
935	5.000%, 11/01/21 (Pre-refunded 11/01/14)	11/14 at 100.00	AA (6)	996,869
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	A (6)	1,411,925
	2004, 5.000%, 12/01/25 (Pre-refunded 12/01/14) – AMBAC Insured
1,595	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA (6)	1,728,422
	Series 2005A, 5.000%, 4/01/25 (Pre-refunded 4/01/15) – AGM Insured
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/14 at 100.00	AA (6)	2,753,313
	Project, Series 2004A, 5.250%, 4/01/15 (Pre-refunded 4/01/14) – NPFG Insured
2,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AA (6)	2,167,300
	Project, Series 2005A, 5.000%, 4/01/23 (Pre-refunded 4/01/15) – AGM Insured
3,850	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A (6)	4,244,471
	Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)
1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%,	6/14 at 100.00	Aa3 (6)	1,843,318
	12/01/20 (Pre-refunded 6/01/14) – NPFG Insured
1,220	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	1,454,752
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance
	Program, Series 2003:
645	5.000%, 12/01/23 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aa1 (6)	660,416
730	5.000%, 12/01/23 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aa1 (6)	747,447
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water
	Quality Project, Series 2005B:
1,225	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,337,565
275	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	300,270
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
	Bonds, Series 2004A:
1,050	5.500%, 12/01/15 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (6)	1,104,621
1,000	5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (6)	1,049,530
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (6)	1,380,132
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (6)	3,547,411
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AA (6)	1,024,090
	5.000%, 12/01/30 (Pre-refunded 12/01/13) – NPFG Insured
1,345	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005, 5.000%,	12/14 at 100.00	Aa2 (6)	1,439,110
	12/01/28 (Pre-refunded 12/01/14) – AGM Insured
	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
2,445	5.000%, 6/01/19 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AA– (6)	2,559,988
2,605	5.000%, 6/01/25 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AA– (6)	2,727,513
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA (6)	2,633,280
1,170	5.000%, 12/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA (6)	1,225,025
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,024,210
	12/01/28 (Pre-refunded 12/01/13) – NPFG Insured
68,950	Total U.S. Guaranteed			73,510,801
	Utilities – 5.1% (3.5% of Total Investments)
	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project
	Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AA–	53,758
5,000	5.250%, 2/15/43	2/18 at 100.00	A1	5,434,650
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A	1,056,040
6,895	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A	2,903,622
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A	819,913
1,500	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern	12/19 at 100.00	Baa1	1,683,930
	Power Company Project, Series 2009B, 5.800%, 12/01/38
25	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	29,357
	Project, Series 2009E, 5.625%, 10/01/19
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	A1	507,272
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville
	Hydroelectric Project – Joint Venture 5, Series 2004:
2,595	5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	A1	2,677,858
1,000	5.000%, 2/15/21 – AMBAC Insured	2/14 at 100.00	A1	1,031,860
22,170	Total Utilities			16,198,260
	Water and Sewer – 7.3% (5.0% of Total Investments)
8,150	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	9,153,591
865	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	952,590
	AMBAC Insured
	Cleveland, Ohio, Water Revenue Bonds, Second Lien Series2012A:
2,500	5.000%, 1/01/25	1/22 at 100.00	Aa2	2,932,625
1,975	5.000%, 1/01/26	1/22 at 100.00	Aa2	2,280,789
1,025	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	1,239,348
	1993G, 5.500%, 1/01/21 – NPFG Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	10/15 at 100.00	A1	1,335,924
2,025	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	A2	2,252,043
	AGM Insured
225	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 5.000%, 12/01/37 –	12/17 at 100.00	A–	240,109
	SYNCORA GTY Insured
1,670	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 –	12/16 at 100.00	A–	1,900,210
	SYNCORA GTY Insured
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	1,025,189
	6.000%, 7/01/44
20,655	Total Water and Sewer			23,312,418
$ 484,185	Total Investments (cost $431,384,555) – 147.2%			467,911,514
	Floating Rate Obligations – (2.7)%			(8,625,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (23.2)% (7)			(73,817,550)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (23.1)% (7)			(73,500,000)
	Other Assets Less Liabilities – 1.8%			5,864,118
	Net Assets Applicable to Common Shares – 100%			$ 317,833,082

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$467,911,514	$ —	$467,911,514

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments was $422,291,693.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$39,789,463
Depreciation	(2,795,131)
Net unrealized appreciation (depreciation) of investments	$36,994,332

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value
as a percentage of Total Investments are 15.8% and 15.7%, respectively.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2013